Fair Value - Summary of Reconciliation of Beginning and Ending Balance of Call Option (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance		$ 5,615,167
Increase In Fair Value Of Call Option From Business Combination	$ 5,523,255
Change In Fair Value Of Call Option	83,428	(5,606,683)
Effect Of Movements In Exchange Rate	8,484	$ (8,484)
Ending Balance	$ 5,615,167